Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2025
Text block 1 [Abstract]
Disclosure of Fair Values of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table summarizes the fair values of the assets and liabilities measured at fair value on a recurring basis. Transfers between levels of the fair value are recognized at the date of the event or change in circumstances that caused the transfer:

	Yen in millions
	March 31, 2024
	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss
Public and corporate bonds	105,367	106,169	10,208	221,743
Stocks	—	—	212,393	212,393
Investment trusts	288,071	265,103	—	553,174
Derivative financial instruments	—	552,921	—	552,921

Total	393,438	924,193	222,601	1,540,232

Financial assets measured at fair value through other comprehensive income
Public and corporate bonds	4,245,238	4,013,583	20,962	8,279,783
Stocks	3,641,197	—	188,696	3,829,893
Other	11,537	—	—	11,537

Total	7,897,972	4,013,583	209,658	12,121,213

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss
Derivative financial instruments	—	(432,189)	—	(432,189)

Total	—	(432,189)	—	(432,189)

	Yen in millions
	March 31, 2025
	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss
Public and corporate bonds . . . . . . .	110,516	110,488	10,710	231,713
Stocks . . . . . . . . . . . . . . . . . . . . . . . .	—	—	46,215	46,215
Investment trusts	286,799	331,429	—	618,228
Derivative financial instruments . . .	—	458,579	24,800	483,378

Total . . . . . . . . . . . . . . . . . . . .	397,315	900,495	81,724	1,379,534

Financial assets measured at fair value through other comprehensive income
Public and corporate bonds . . . . . . .	4,487,174	4,571,862	19,401	9,078,437
Stocks . . . . . . . . . . . . . . . . . . . . . . . .	3,054,754	—	192,131	3,246,885
Other . . . . . . . . . . . . . . . . . . . . . . . .	10,947	—	—	10,947

Total . . . . . . . . . . . . . . . . . . . .	7,552,875	4,571,862	211,532	12,336,269

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss
Derivative financial instruments . . .	—	(319,881)	—	(319,881)

Total . . . . . . . . . . . . . . . . . . . .	—	(319,881)	—	(319,881)

Disclosure of Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table summarizes the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended March 31, 2024 and 2025:

	Yen in millions
	For the year ended March 31, 2024
	Public and corporate bonds	Stocks	Derivative financial instruments	Total
Balance at beginning of year	33,332	367,274	—	400,606
Total gains (losses)
Net income (loss)	28	22,254	—	22,282
Other comprehensive income (loss)	—	(6,803)	—	(6,803)
Purchases and issuances	4,910	27,768	—	32,678
Sales and settlements	(6,155)	(971)	—	(7,126)
Transfer to (from) Level 3	21	—	—	21
Others	(967)	(8,432)	—	(9,399)

Balance at end of year	31,170	401,089	—	432,259

Unrealized gains or losses included in profit or loss on assets held at March 31	(40)	22,254	—	22,214

Total	(40)	22,254	—	22,214

	Yen in millions
	For the year ended March 31, 2025
	Public and corporate bonds	Stocks	Derivative financial instruments	Total
Balance at beginning of year . . . . . . . . . . .	31,170	401,089	—	432,259
Total gains (losses)
Net income (loss) . . . . . . . . . . . . . . . . .	(8)	(87,665)	24,800	(62,873)
Other comprehensive income (loss) . . .	—	(40,717)	—	(40,717)
Purchases and issuances . . . . . . . . . . . . . .	9,572	36,330	—	45,902
Sales and settlements . . . . . . . . . . . . . . . .	(9,210)	(1,035)	—	(10,245)
Transfer to (from) Level 3 . . . . . . . . . . . .	(3,125)	(77,884)	—	(81,009)
Others . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,711	8,228	—	9,939

Balance at end of year . . . . . . . . . . . . . . .	30,111	238,346	24,800	293,257

Unrealized gains or losses included in profit or loss on assets held at March 31 . .	(76)	(87,665)	—	(87,741)

Total . . . . . . . . . . . . . . . . . . . . . . .	(76)	(87,665)	—	(87,741)

Disclosure of Carrying Amount And Fair Value of Financial Assets And Liabilities
The following table summarizes the carrying amount and the fair value of financial assets and liabilities measured on an amortized cost basis:

	Yen in millions
	March 31, 2024
		Fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Receivables related to financial services	31,694,359	—	—	31,787,879	31,787,879
Interest-bearing liabilities
Long-term debt (Including current portion)	30,611,253	—	23,941,863	6,261,858	30,203,722

	Yen in millions
	March 31, 2025
		Fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Receivables related to financial services	33,625,035	—	—	34,004,152	34,004,152
Interest-bearing liabilities
Long-term debt (Including current portion)	32,795,058	—	25,706,416	6,972,698	32,679,114